NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 2,935	$ 2,751
Non-current assets	16,163	18,431
Current liabilities	4,810	4,828
Non-current liabilities	11,653	11,594
Revenues	8,208	7,683	$ 6,803
Net income (loss)	(1,927)	2,829	1,076
OCI	(191)	(31)	217
Profit/(loss) allocated to non-controlling interests	(1,039)	2,310	165
Equity allocated to non-controlling interests	2,694	3,880
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	1,736	1,512
Non-current assets	14,150	16,230
Current liabilities	1,496	1,798
Non-current liabilities	11,468	11,374
Revenues	4,340	8,180	7,441
Net income (loss)	(1,423)	3,149	205
OCI	(168)	(25)	223
Profit/(loss) allocated to non-controlling interests	(1,039)	2,310	165
Distributions to non-controlling interests	(34)	(2,947)	(1,178)
Equity allocated to non-controlling interests	$ 2,694	$ 3,880	$ 3,712